Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (12,432)	$ (19,111)	$ (23,727)	$ (29,283)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	112	128	166	158
Stock-based compensation	1,770	2,695	3,225	2,980
Noncash lease expense	11	157	246	224
Amortization of debt discount (related party)	1,465
Interest expense on bridge loan (related party)	38
Non-cash compensation related to common stock warrants issued to strategic advisory group		60	60
Loss on disposal of property and equipment		2	2	13
Changes in operating assets and liabilities:
Payroll tax credit		331	567	427
Inventory	(427)	(919)	(932)	(1,114)
Prepaid expenses, vendor deposits and other current assets	52	365	451	(209)
Other assets	(13)	(31)	(14)	(41)
Accounts payable	846	(1,216)	(1,096)	2,555
Deferred revenue	(28)	(1,232)	(1,216)	1,252
Other current and noncurrent liabilities	(402)	793	(265)	(3,139)
Net cash used in operating activities	(9,008)	(17,978)	(22,533)	(26,177)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment		(3)	(8)	(64)
Net cash used in investing activities		(3)	(8)	(64)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock and warrants upon February 2023 public offering, net of issuance costs				6,653
Issuance of common stock upon June 2023 public offering, net of issuance costs				8,066
Issuance of common stock upon November 2023 public offering, net of issuance costs				3,569
Proceeds from bridge loan (related party)	1,500
Issuance of common stock, pre-funded warrants and common stock warrants in April 2024 sale, net of issuance costs		22,630	22,630
Issuance of common stock, net of issuance costs	1,606	490	1,680	3,203
Issuance of common stock upon exercise of stock options		15	15	109
Net cash provided by financing activities	3,106	23,135	24,325	21,600
Net increase/(decrease) in cash and cash equivalents	(5,902)	5,154	1,784	(4,641)
Cash and cash equivalents at beginning of period	7,902	6,118	6,118	10,759
Cash and cash equivalents at end of period	2,000	11,272	7,902	6,118
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	2	5
Cash paid for taxes
NONCASH INVESTING AND FINANCING ACTIVITIES:
Vesting of common stock issued upon early exercise		23	23	113
Warrants issued upon February 2023 public offering				1,473
Issuance of common stock warrant				124
Issuance of common stock warrants in April 2024 sale		8,756	8,756
Right of use asset recorded for operating lease liability		514	544
Original issue discount on bridge loan	3,000
Issuance costs on bridge loan (related party) recorded in accounts payable	10
Accrued interest on bridge loan (related party) in other current liabilities	28
Amortization of original issue discount on bridge loan (related party)	$ 1,465
Right of use asset recorded for equipment finance lease				$ 50